Exhibit 99.1

Servicer’s Certificate Drive 2007-3
Distribution Date	11/15/2007
Period No	1
Collection Period:	10/1/2007 — 10/31/07
I. Funds Available for Distribution

Scheduled Principal Payments Received	2,817,355.23
Partial and Full Prepayments Received	1,446,784.62
Interest Payments Received	9,033,048.22
Interest Deposit for Repurchased Receivables	0.00
Other Amounts Received	7,893.30
Proceeds on Defaulted Receivables Prior to Charge Off	289,935.56
Recoveries on Previously Charged Off Receivables	0.00
Less Netted Expenses	0.00
Net Swap Receipts	34,597.99
Swap Termination Account	0.00
Repurchased Receivables	0.00
Interest on Collections Account	0.00
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	0.00
Total Funds Available		13,629,614.92
II. Principal

Beginning Original Pool Contracts	571,428,600.72
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		571,428,600.72
Principal Portion of Scheduled Payments	2,817,355.23
Principal Portion of Prepayments (partial and full)	1,446,784.62
Principal Portion of Repurchased Receivables	0.00
Principal Balance of Charged Off Receivables	297,917.18
Aggregate Amount of Cram Down Loss	102,771.42
Principal Distributable Amount	4,664,828.45
Ending Principal Balance		566,763,772.27
III. Distribution

1. Indenture Trustee Fee	4,285.71
2. Trust Collateral Agent	0.00
3. Backup Servicer Fee	0.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	1,476,190.55
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	319,606.04
b. Class A2-A Interest	101,625.00
c. Class A2-B Interest	480,900.84
d. Class A3 Interest	483,735.00
e. Class A4-A Interest	207,000.00
f. Class A4-B Interest	520,405.70
7. Note Insurer Fee	71,250.00
8. Class A Principal Distributable and Principal Carryover Amounts
a. Class A1 Principal Distributable Amount	4,081,724.89
b. Class A2-A Principal Distributable Amount	0.00
c. Class A2-B Principal Distributable Amount	0.00
d. Class A3 Principal Distributable Amount	0.00
d. Class A4-A Principal Distributable Amount	0.00
d. Class A4-B Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	5,882,599.52
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	0.00
Total Distribution Amount		13,629,614.92

Servicer’s Certificate Drive 2007-3
Distribution Date	11/15/2007
Period No	1
Collection Period:	10/1/2007 — 10/31/2007
IV. Balance

Original Pool Total	571,428,600.72	Class A1 Pool Factor	0.94699
Beginning Pool Total	571,428,600.72	Class A2-A Pool Factor	1.00000
Ending Pool Total	566,763,772.27	Class A2-B Pool Factor	1.00000
		Class A3 Pool Factor	1.00000
Original Note Total	500,000,000.00	Class A4-A Pool Factor	1.00000
Beginning Note Total	500,000,000.00	Class A4-B Pool Factor	1.00000
Ending Note Total	495,918,275.11

Class A1 Original Balance	77,000,000.00	Class A3 Original Balance	119,000,000.00
Class A1 Beginning Balance	77,000,000.00	Class A3 Beginning Balance	119,000,000.00
Class A1 Ending Balance	72,918,275.11	Class A3 Ending Balance	119,000,000.00

Class A2-A Original Balance	25,000,000.00	Class A4-A Original Balance	50,000,000.00
Class A2-A Beginning Balance	25,000,000.00	Class A4-A Beginning Balance	50,000,000.00
Class A2-A Ending Balance	25,000,000.00	Class A4-A Ending Balance	50,000,000.00

Class A2-B Original Balance	111,000,000.00	Class A4-B Original Balance	118,000,000.00
Class A2-B Beginning Balance	111,000,000.00	Class A4-B Beginning Balance	118,000,000.00
Class A2-B Ending Balance	111,000,000.00	Class A4-B Ending Balance	118,000,000.00

Note Insurer Reimbursement	0.00
V. Pool Information

	Beginning of Period	End of Period
Pool Balance	571,428,600.72	566,763,772.27
Wtd Avg Coupon	20.85%	20.85%
Wtd Avg Original Term	65.59	65.59
Wtd Avg Remaining Term	64.62	62.84
# Contracts	32,779	32,705
Account to Collector Ratio*	601	632

*	Includes outsourced FTE
VI. Delinquency Information

	Contract Count	Principal Balance	Pool Balance %
31- 60 Days Delinquent	2,317	41,200,769.08	7.27%
61- 90 Days Delinquent	43	782,291.15	0.14%
91- 120 Days Delinquent	5	100,219.73	0.02%
Defaulted Receivables	48	882,510.88	0.16%

Servicer’s Certificate Drive 2007-3
Distribution Date	11/15/2007
Period No	1
Collection Period:	10/1/2007 — 10/31/2007
VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	0	0.00
Vehicles Repossessed in Current Period	23	429,106.58
Repossessed Vehicles Sold in Current Period	0	0.00
Repossessed Vehicles Reinstated in Current Period	0	0.00
Repossessed Vehicle Adjustment in Current Period	0	0.00
Repossessed Inventory — End of Collection Period	23	429,106.58
VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	117,439.04
Recoveries on Previously Charged-Off Receivables	0.00
Expenses	0.00
Net Losses in Current Period	117,439.04
Cum. Net Losses to Date	117,439.04
Cum. Net Loss to (% of Pool)	0.02
Extension Count	1.00
Extension Balance	12,494.39
Modified Cumulative Net Loss	564,941.68
Modified Cumulative Net Loss to (% of Pool)	0.10
IX. Reserve Fund

Beginning of Reserve Balance	0.00
Letter of Credit	50,000,000.00
Reinvestment Income	0.00
Deposits	5,882,599.52
Withdrawals	0.00
Release to Certificate Account	0.00
Ending Reserve Balance	55,882,599.52	9.86%
Reserve Fund Requirement	79,346,928.12	14.00%
Cash Reserve	5,882,599.52	1.04%
X. (RESERVED)

Servicer’s Certificate Drive 2007-3
Distribution Date	11/15/2007
Period No	1
Collection Period:	10/1/2007 — 10/31/2007

XI. Triggers

1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected			No	Average	Current Month	Previous Month	Previous Month
Security Interest
5. Both			No
(i) Average Delinquency Ratio	Limit:	6.42		0.05	0.16	0.00	0.00
(last 3 months)
(ii) Modified Cumulative Net Loss	Limit:	4.29			0.10
6. Cumulative Net Loss Ratio	Limit:	4.29	No		0.02
7. Extension Ratio	Limit:	4.00	No	0.00	0.00	0.00	0.00
8. Master Servicer’s Tangible	Limit:	N/A	No	N/A
Net Worth
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of			No
Sponsor or Master Servicer
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer			No
15. Servicer Payment Default			No
16. Event of Default or Termination Event			No
XII. Reserve Event

				Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit:	6.42	No	0.05	0.16	0.00	0.00
2. Cumulative Net Loss	Limit:	3.69	No		0.02

XIII. Monthly Remittance Condition Satisfied			Yes

Santander Consumer USA Inc., as Servicer

By:	/s/ Mark McCastlain

Name:	Mark McCastlain
Title:	Vice President
Date:	November 08, 2007

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